Income Taxes - Significant Components Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$ 27,401	$ 24,402	$ 16,310
Accrued and prepaid expenses	7,603	5,573	2,815
Stock-basedcompensation	1,433	423	200
Research and development credits	6,022	3,918	2,330
Gross deferred tax assets	42,459	34,316	21,655
Valuation allowance	(35,613)	(30,559)	(20,194)
Net deferred tax assets	6,846	3,757	1,461
Deferred tax liabilities:
Capitalized software	(4,084)	(2,019)	(886)
Prepaid expenses	(2,035)	(1,607)	(538)
Acquired intangibles	(460)
Property and equipment	(240)	$ (131)	$ (37)
Net deferred tax assets	$ 27